Stockholders' Equity (Deficit) - Public Warrants (Details) - $ / shares		12 Months Ended
	Aug. 26, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)		32,961
Public Warrants
Class of Warrant or Right [Line Items]
Warrants term	5 years
Number of days warrants become exercisable after the completion of merger	30 days
Fair Value per share on Closing Date (in dollars per share)		$ 2.80
Warrants exercised (in shares)		0